Related party balances and transactions - Transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party balances and transactions
Aeronautical/Commercial revenue	$ 29,617	$ 27,120	$ 14,267
Fees	(13,878)	(13,066)	(10,300)
Interest accruals	3,591	1,855	660
Acquisition of goods and services	(35,403)	(31,124)	(22,955)
Compensation to the Group's key staff	(5,971)	(4,871)	(4,249)
Others	$ (2,173)	$ (2,593)	$ (4,198)